Combined Earnings Per Share	6 Months Ended
Jun. 30, 2021
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Combined Earnings Per Share
6    COMBINED EARNINGS PER SHARE
The combined earnings per share calculations are based on the average number of share units representing the combined ordinary shares of NV and PLC in issue during the period, less the average number of shares held as treasury shares.
In calculating diluted earnings per share and underlying earnings per share, a number of adjustments are made to the number of shares, principally the exercise of share plans by employees.
Earnings per share for total operations for the six months were calculated as follows:

	2021	2020
Combined EPS – Basic
Net profit attributable to shareholders’ equity (€ million)	3,121	3,284
Average number of share units (millions of units)	2,618.7	2,619.0
Combined EPS – basic (€)	1.19	1.25

Combined EPS – Diluted
Net profit attributable to shareholders’ equity (€ million)	3,121	3,284
Adjusted average number of share units (millions of units)	2,627.2	2,627.2
Combined EPS – diluted (€)	1.19	1.25

Underlying EPS
Net profit attributable to shareholder’s equity (€ million)	3,121	3,284
Post tax impact of non-underlying items attributable to shareholders’ equity (see note 2)	367	275

Underlying profit attributable to shareholders’ equity (€ million)	3,488	3,559
Adjusted average number of share units (millions of units)	2,627.2	2,627.2
Underlying EPS – diluted (€)	1.33	1.35
In calculating underlying earnings per share, net profit attributable to shareholders’ equity is adjusted to eliminate the post-tax
impact of
non-underlying
items.
During the period the following movements in shares have taken place:

Millions
Number of shares at 31 December 2020 (net of treasury shares)	2,622.0
Shares repurchased under the share buyback programme	(18.0)
Net movement in shares under incentive schemes	1.7

Number of shares at 30 June 2021	2,605.7